Earnings Per Share (Details) - Schedule of basic and diluted EPS - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of basic and diluted EPS [Abstract]
Profit for the year	$ 27,251	$ 23,565	$ 25,542
Less: profit attributable to the Earnout Shares	1,690
Less: profit attributable to the Restricted Shares Awards	75
Net profit available to common shareholders	$ 25,486	$ 23,565	$ 25,542
Weighted average number of shares – basic and diluted (in Shares)	43,047,915	34,292,263	35,093,688
Basic and diluted earnings per share (in Dollars per share)	$ 0.59	$ 0.69	$ 0.73